Contingencies (Detail) € in Millions, $ in Millions		12 Months Ended
	Dec. 26, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Loss contingency, damages sought, value | $		$ 352
Product Recall [Member]
Loss Contingencies [Line Items]
Percentage of parts and labour costs that may be borne by the company		50.00%
Commitment On 2024 [Member]
Loss Contingencies [Line Items]
Claim settlement payment	€ 50
Commitment On 2025 And 2026 [Member]
Loss Contingencies [Line Items]
Claim settlement payment	€ 25